Deposits from customers (Tables)	12 Months Ended
Dec. 31, 2019
Deposits from customers (Tables) [Abstract]
Composition by nature

Composition by nature

	R$ thousand
	On December 31
	2019	2018
Demand deposits	37,283,988	34,178,563
Savings deposits	114,177,799	111,170,912
Time deposits	214,765,753	195,398,721
Total	366,227,540	340,748,196